Summary of Significant Accounting Policies (Details) - Schedule of Change in Carrying Value of Redeemable Class A Common Stock - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Change In Carrying Value Of Redeemable Class ACommon Stock Abstract
Gross proceeds Shares				17,309,719
Gross proceeds Dollars				$ 175,693,636
Proceeds allocated to the fair value of warrants Shares
Proceeds allocated to the fair value of warrants Dollars				$ (11,760,676)
Class A common stock issuance costs and overallotment costs Shares
Class A common stock issuance costs and overallotment costs Dollars				$ (3,832,731)
Accretion of carrying value to redemption value Shares
Accretion of carrying value to redemption value Dollars				$ 15,593,409
Class A common stock subject to possible redemption Shares	3,539,809	1,090,718	3,539,809	17,309,719
Class A common stock subject to possible redemption Dollars	$ 37,992,263	$ 11,899,026	$ 37,247,257	$ 175,693,636
Sponsor deposits Shares
Sponsor deposits Dollars			$ 3,780,526
Redemption and withdrawals Shares		(2,449,091)	(13,769,910)
Redemption and withdrawals Dollars		$ (26,538,036)	$ (143,462,986)
Remeasurement carrying value to redemption value Shares
Remeasurement carrying value to redemption value Dollars	$ 745,006	$ 444,799	$ 5,016,618